Principal activities	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
Principal activities

1.	Principal activities
Stellantis N.V. was created as a result of the merger between Peugeot S.A. (“PSA”) and Fiat Chrysler Automobiles
N.V. (“FCA N.V.”), effective on January 17, 2021, with FCA N.V. as the surviving company. Upon the merger, FCA N.V.
was renamed to Stellantis N.V., a public limited liability company (naamloze vennootschap), organized in the Netherlands, as the parent of Stellantis with its principal executive offices located at Taurusavenue 1, 2132LS Hoofddorp, the Netherlands.
Stellantis is engaged in the design, engineering, manufacturing, distribution and sale of automobiles and light commercial vehicles, engines, transmission systems, mobility services and metallurgical products. In addition, Stellantis is involved in certain other activities, including software and data businesses and financial services activities relating to dealer, customer financing as well as vehicles leasing and rental.
Unless otherwise specified, the terms “we”, “our”, “us”, the “Company” and “Stellantis” refer to Stellantis N.V., together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to “FCA”,
“FCA N.V.” and “FCA Group” mean Fiat Chrysler Automobiles N.V. or Fiat Chrysler Automobiles N.V. together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to “PSA” and “Groupe PSA”
mean Peugeot S.A. or Peugeot S.A. together with its consolidated subsidiaries, or any one or more of them, as the context may require. References to the “merger” refer to the merger between PSA and FCA completed on January 17, 2021 and resulting in the creation of Stellantis.
All references in this report to “Euro” and “€” refer to the currency introduced at the start of the third stage of
European Economic and Monetary Union pursuant to the Treaty on the Functioning of the European Union, as amended.
Stellantis financial information is presented in Euro. All references to “U.S. Dollars”, “U.S. Dollar”, “U.S.$” and “$” refer to the currency of the United States of America (“U.S.”). All figures shown are rounded to the nearest million.